Schedule of Redeemable Convertible Preferred Stock (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Shares Designated	5,035,210	5,040,274
Shares Issued	3,520,128	3,402,225
Shares Outstanding	3,520,128	3,402,225
Issue Price per Share
Liquidation Preference	$ 36,404,084	$ 35,441,500
Series A Preferred Stock [Member]
Shares Designated	400,000	400,000
Shares Issued	400,000	400,000
Shares Outstanding	400,000	400,000
Issue Price per Share	$ 5.00	$ 5.00
Liquidation Preference	$ 2,000,000	$ 2,000,000
Series A One Preferred Stock [Member]
Shares Designated	300,000	300,000
Shares Issued	300,000	300,000
Shares Outstanding	300,000	300,000
Issue Price per Share	$ 6.66	$ 6.66
Liquidation Preference	$ 1,998,000	$ 1,998,000
Series A Two Preferred Stock [Member]
Shares Designated	1,117,013	1,122,077
Shares Issued	1,117,013	1,117,013
Shares Outstanding	1,117,013	1,117,013
Issue Price per Share	$ 9.93793	$ 9.94
Liquidation Preference	$ 11,085,291	$ 11,085,291
Series A Three Preferred Stock [Member]
Shares Designated	499,200	499,200
Shares Issued	499,200	499,200
Shares Outstanding	499,200	499,200
Issue Price per Share	$ 12.50	$ 12.50
Liquidation Preference	$ 6,240,000	$ 6,240,000
Series A Four Preferred Stock [Member]
Shares Designated	718,997	718,997
Shares Issued	718,997	718,997
Shares Outstanding	718,997	718,997
Issue Price per Share	$ 13.00	$ 13.00
Liquidation Preference	$ 9,346,961	$ 9,346,961
Series A Five Preferred Stock [Member]
Shares Designated	2,000,000	2,000,000
Shares Issued	484,918	367,015
Shares Outstanding	484,918	367,015
Issue Price per Share	$ 13.00	$ 13.00
Liquidation Preference	$ 5,733,832	$ 4,771,248